Earnings per share (Tables)	12 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)

	Millions of yen except per share data presented in yen
	Year ended March 31
	2019	2020	2021
Basic—
Net income (loss) attributable to NHI shareholders	¥(100,442)	¥216,998	¥153,116

Weighted average number of shares outstanding	3,359,564,840	3,202,369,845	3,055,525,640

Net income (loss) attributable to NHI shareholders per share	¥(29.90)	¥67.76	¥50.11

Diluted—
Net income (loss) attributable to NHI shareholders	¥(100,525)	¥216,890	¥153,064

Weighted average number of shares outstanding	3,359,566,740	3,276,510,404	3,147,338,609

Net income (loss) attributable to NHI shareholders per share	¥(29.92)	¥66.20	¥48.63